Dividend (Details)	0 Months Ended	12 Months Ended
	Apr. 13, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Mar. 14, 2012 Class A USD ($)	Mar. 14, 2012 Class B USD ($)	Mar. 14, 2012 ADS USD ($)
Dividend
Dividend declared (in dollars per share)				$ 0.40	$ 0.40	$ 2.00
Number of Class B ordinary shares represented by each ADS						5
Dividends distributed	607,623,579	$ 97,530,309	607,623,579